Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses reimbursed	$ 30,131	$ 20,808	$ 15,349
Investment management fees	58	21	28
Commission Expense	29,996	29,114	$ 24,900
Additional paid in capital	31,153	10,500
Deferred tax liability	370	513
Dividend paid in cash		$ 7,000
CUNA Mutual Investment Corporation [Member]
Additional paid in capital	20,653
Deferred tax liability	$ 24